Expenses from Continuing Operations - Schedule of Merger Expenses (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Merger Expenses
Merger expenses	$ (2,535,670)	$ (3,000,000)	$ (9,373,737)
Total	$ (2,535,670)	$ (3,000,000)	$ (9,373,737)